Fair Value Information Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Derivative assets	$ 189	$ 70
Derivative Liability	137	259
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Redeemable Preferred Securities Of Subsidiaries Fair Value Disclosure	37	26
Net Asset Value or Its Equivalent | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Company-owned life insurance (COLI)	$ 71	$ 67